Current Assets - Other (Tables)	12 Months Ended
Jun. 30, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Current Assets - Other
	2018	2017
	$'000	$'000
Prepayments	425	281
	425	281